                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                 ----------------------------------------------

                           HOLLAND SERIES FUND, INC.

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                          Copy to:

         MICHAEL F. HOLLAND
          375 PARK AVENUE
      NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

December 31, 2004 (Unaudited)                                        Shares         Value+
---------------------------------------------------------------------------------------------
COMMON STOCKS - 60.9%

BANKS - 2.5%
The Bank of New York Co., Inc.                                       45,000        $1,503,900
                                                                                  -----------

COMPUTERS - 4.1%
International Business Machines Corp.                                24,800         2,444,784
                                                                                  -----------

ELECTRONICS - 7.2%
3M Co.                                                               28,600         2,347,202
Intel Corp.                                                          83,800         1,960,082
                                                                                  -----------
                                                                                    4,307,284
                                                                                  -----------

ENTERTAINMENT & LEISURE - 2.1%
The Walt Disney Co.                                                  46,000         1,278,800
                                                                                  -----------

FOOD & BEVERAGES - 2.5%
PepsiCo, Inc.                                                        28,500         1,487,700
                                                                                  -----------

FINANCIAL - 9.3%
American Express Co.                                                 40,000         2,254,800
Citigroup, Inc.                                                      43,000         2,071,740
J.P. Morgan Chase & Co.                                              32,000         1,248,320
                                                                                  -----------
                                                                                    5,574,860
                                                                                  -----------

INSURANCE - 2.3%
Berkshire Hathaway, Inc. Class A *                                       16         1,406,400
                                                                                  -----------

OIL/GAS - 11.7%
ChevronTexaco Corp.                                                  23,000         1,207,730
Exxon Mobil Corp.                                                    62,600         3,208,876
Schlumberger, Ltd.                                                   39,500         2,644,525
                                                                                  -----------
                                                                                    7,061,131
                                                                                  -----------

PHARMACEUTICALS - 7.0%
Johnson & Johnson                                                    40,500         2,568,510
Pfizer, Inc.                                                         60,000         1,613,400
                                                                                  -----------
                                                                                    4,181,910
                                                                                  -----------

PRODUCER GOODS - 4.3%
General Electric Co.                                                 71,100         2,595,150
                                                                                  -----------

RETAIL TRADE - 3.9%
Wal-Mart Stores, Inc.                                                45,000         2,376,900
                                                                                  -----------

SOFTWARE - 4.0%
Microsoft Corp.                                                      91,000         2,430,610
                                                                                  -----------

      Total Common Stocks                                                          36,649,429
                                                                                  -----------
      (Cost - $30,532,632)

U.S. GOVERNMENT SECURITIES - 37.3%

---------------------------------------------------------------------------------------------

Holland Series Fund, Inc.

December 31, 2004 (Unaudited)                                        Shares            Value+
---------------------------------------------------------------------------------------------

GOVERNMENT TREASURIES - 37.3%
United States Treasury Note, 6.500%
  due 5/15/05                                                    $2,000,000        $2,029,218
United States Treasury Note, 2.000%
  due 5/15/06                                                     3,000,000         2,964,609
United States Treasury Note, 3.500%
  due 1/15/11 **                                                 10,692,435        12,143,431
United States Treasury Note, 5.000%
  due 2/15/11                                                     5,000,000         5,318,945
                                                                                  -----------
                                                                                   22,456,203
                                                                                  -----------

      Total U.S. Government Securities                                             22,456,203
                                                                                  -----------
      (Cost - $20,931,260)

REPURCHASE AGREEMENTS - 1.3%
State Street Bank and Trust Co. Repurchase Agreement
      0.900% due 01/03/05 in the amount of $760,057; issued
      12/31/04 (Collateralized by $720,000, FNMA, 5.250% due
      01/15/09 with a market value of $776,448)(Cost-
      $760,000)                                                     760,000           760,000
                                                                                  -----------

      Total Investments - 99.5%
      (Cost - $52,223,892)                                                         59,865,632
                                                                                  -----------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                                          298,350
                                                                                  -----------

NET ASSETS -- 100%                                                                $60,163,982
                                                                                  ===========

(a)  All percentages are based on the net assets of the Holland Balanced Fund
     (the "Fund") as of December 31, 2004

(b) Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ
     Official Closing Price as the pricing source for those securities trading through that market. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

(c) Net unrealized appreciation of the Fund's investment securities was $7,641,739 of which $8,470,084 related to appreciated investment securities and $828,345 related to depreciated investment securities for the fiscal quarter ended December 31, 2004.

     *  Non-income producing security
     ** Treasury Inflation-Protection Security (TIPS)
     FNMA Federal National Mortgage Assoc.

---------------------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's president has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.  EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:        /s/ Michael F. Holland
           Michael F. Holland
           President and Treasurer of the Holland Series Fund, Inc.

Date:      February ___, 2005